Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 12, 2015	Jun. 20, 2015	Mar. 28, 2015	Sep. 06, 2014	Jun. 14, 2014	Mar. 22, 2014	Jan. 02, 2016	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Statement [Abstract]
Revenue	$ 678.9	$ 630.1	$ 631.4	$ 711.1	$ 613.5	$ 627.6	$ 751.2	$ 808.9	$ 2,691.6	$ 2,761.1	$ 2,691.1
Cost of goods sold									1,636.9	1,673.8	1,619.0
Restructuring costs									3.0	1.0	7.6
Gross profit	271.7	246.4	261.4	284.7	245.7	255.8	272.2	300.1	1,051.7	1,086.3	1,064.5
Selling, general and administrative expenses									816.0	815.2	830.0
Acquisition-related integration costs									0.0	15.2	41.5
Restructuring and impairment costs									34.6	26.0	0.7
Operating profit									201.1	229.9	192.3
Other expenses:
Interest expense, net									38.2	45.4	52.0
Debt extinguishment costs									1.6	1.3	13.1
Other expense (income), net									(3.3)	1.7	(0.5)
Total other expenses									36.5	48.4	64.6
Earnings before income taxes									164.6	181.5	127.7
Income taxes									41.4	47.6	26.7
Net earnings									123.2	133.9	101.0
Less: net earnings attributable to noncontrolling interest									0.4	0.8	0.6
Net earnings attributable to Wolverine World Wide, Inc.	$ 45.8	$ 25.3	$ 40.1	$ 57.8	$ 27.5	$ 37.1	$ 11.6	$ 10.7	$ 122.8	$ 133.1	$ 100.4
Net earnings per share :
Earnings per share - Basic	$ 0.45	$ 0.25	$ 0.40	$ 0.58	$ 0.28	$ 0.37	$ 0.12	$ 0.11	$ 1.22	$ 1.33	$ 1.01
Earnings per share - Diluted	$ 0.44	$ 0.24	$ 0.39	$ 0.57	$ 0.27	$ 0.36	$ 0.12	$ 0.10	$ 1.20	$ 1.30	$ 0.99